Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federally-insured limits	$ 250,000		$ 250,000	$ 250,000
Cash				77,000
Other current assets	$ 12,588		12,588	12,221		$ 7,010
Advertising costs				$ 17,874		$ 0
Foreign Currency Translation Description	The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.Asset and liability accounts at December 31, 2021 and September 30, 2021 were translated at 0.7389 GBP and 0.7426 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rate applied to the statement of operations for the three months ended December 31, 2021 was 0.7422 GBP to $1.00. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.			The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.Asset and liability accounts at September 30, 2021 were translated at 0.7426 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the period from May 28, 2021 through September 30, 2021 was 0.7224 GBP to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.
Intangible assets	$ 2,861,631		2,861,631
Amortization expense	559,802
Increase in net loss	559,802
Advertising and marketing costs	$ 35,222	$ 0
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	3 years
Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
cash	$ 283,403		283,403
Non cash equivalents			282,903		$ 712,817
Marketable securities held in the trust account	$ 47,387,687	$ 46,003,053	$ 47,387,687		$ 46,003,053
Subject to possible redemption of shares (in Shares)			4,600,000
Ordinary shares, per share (in Dollars per share)			$ 10
Federal deposit insurance coverage			$ 250,000
Ordinary Shares [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	261,000		261,000
Use Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life				10 years
Financial Instruments [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	4,600,000		4,600,000
Over-Allotment Option [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	6,000,000		6,000,000
Initial Public Offering [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	261,000		261,000
Warrant [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	261,000		261,000
Initial public offering of warrants (in Shares)			261,000
Private Rights [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)	261,000		261,000